INVENTORY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and work in progress	$ 0	$ 3,075
Total inventory	0	3,075
Inventory write-downs	$ 15,936	$ 2,276	$ 1,970